Unusual or Infrequent Items Impacting Results (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Nov. 04, 2019
Deferred tax benefit							$ 0	$ 0	$ 3,444
US statutory federal rate							21.00%	21.00%	24.28%
Effective tax rate							27.50%	27.50%	30.50%
Contingent consideration gain							$ (340)	$ 0	$ 0
Danfair Transport
Estimated earned payout liability	$ 85						85			$ 425
Contingent consideration gain	$ 190	$ 150					$ 340
Real Estate Sales
Gain included in net income				$ 634
Per share gain included in net income				$ .19
Insurance Settlement
Gain included in net income			$ 179
Per share gain included in net income			$ .05
Gain included in income statement			$ 247
Tax Reform
Deferred tax benefit					$ 403	$ 3,041
Deferred tax benefit per share					$ .12	$ .92